Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of company obligations by contractual maturity

The following table summarizes the Company obligations by contractual maturity on June 30, 2022:

	Payments by Period
(in Euros)	Total	Less than a year	1 to 3 years	4 to 5 years	More than 5 years
OSR operating leases and office rent	€33,500	€13,400	€20,100	€-	€-
AGC manufacturing	83,200	8,050	58,150	17,000	-
Insurances on operating leases	25,653	6,996	18,657	-	-
Total	€142,353	€28,446	€96,907	€17,000	€-